REVENUE AND DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES
	March 31, 2024	March 31, 2023
Software development	$245,306	$190,702
Software license	37,806	203,187
Software supports	12,639	14,109
Cloud hosting	10,755	11,010
Others	2,462	1,627
	$308,968	$420,635

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2024	March 31, 2023
Revenue recognized over time	$271,162	$217,448
Revenue recognized at a point of time	37,806	203,187
	$308,968	$420,635

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	5,632	158,711
Revenue recognized from fulfilling contract liabilities	37,765	245,985
Deferred revenue, ending	$99,661	$131,794